                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 First Avenue North
         Suite 201
         St. Petersburg, FL 33701-3335



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

Robert Befumo                   New York, NY                    05/03/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT

                                   03/31/2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                           ITEM 5             ITEM 6
                      ITEM 2                    ITEM 4     SHARES          INVEST. DISC.     ITEM 7                ITEM 8
                      TITLE        ITEM 3        FAIR        OR                      SHARED                  VOTING AUTHORITY
       ITEM 1          OF          CUSIP          MKT     PRINCIPAL  SOLE   SHARED    OTHER  OTHER     SOLE        SHARED      NONE
  NAME OF ISSUER      CLASS        NUMBER        VALUE     AMOUNT     (A)     (B)      (C)   MANAGERS   (A)          (B)        (C)

-----------------------------------------------------------------------------------------------------------------------------------
ANDRX GROUP NEW       OTC EQ     034553107    9,970,800     420,000    N      X                        EVER        420,000        0
ALLIED WASTE
  INDUSTRIES IN       COMMON     019589308    5,875,200     480,000    N      X                        EVER        480,000        0
AXS-ONE INC           COMMON     002458107       71,175      32,500    N      X                        EVER         32,500        0
BEARINGPOINT INC      COMMON     074002106   10,612,500   1,250,000    N      X                        EVER      1,250,000        0
COMVERSE
  TECHNOLOGY INC      OTC EQ     205862402    5,882,500     250,000    N      X                        EVER        250,000        0
COHERENT INC
  W/RTS TO PUR        OTC EQ     192479103    4,792,515     136,500    N      X                        EVER        136,500        0
CAPSTONE
  TURBINE CORP        OTC EQ     14067D102      727,272     199,800    N      X                        EVER        199,800        0
COVANTA
  HOLDING CORPORATIO  COMMON     22282E102   16,670,000   1,000,000    N      X                        EVER      1,000,000        0
DATATRAK INTL INC     OTC EQ     238134100      758,582     103,349    N      X                        EVER        103,349        0
DIEBOLD INC           COMMON     253651103   10,275,000     250,000    N      X                        EVER        250,000        0
DISTRIBUTED
  ENERGY SYSTEMS      OTC EQ     25475V104    1,846,000     260,000    N      X                        EVER        260,000        0
DEVRY INC-DEL         COMMON     251893103   11,159,577     490,100    N      X                        EVER        490,100        0
FORGENT
  NETWORKS INC        OTC EQ     34629U103      171,000     100,000    N      X                        EVER        100,000        0
HOT TOPIC INC         OTC EQ     441339108    3,697,500     255,000    N      X                        EVER        255,000        0
HARRIS
  INTERACTIVE INC     OTC EQ     414549105      562,000     100,000    N      X                        EVER        100,000        0
HEWLETT PACKARD CO    COMMON     428236103   13,544,930     411,700    N      X                        EVER        411,700        0
HARSCO CORP           COMMON     415864107   12,145,140     147,000    N      X                        EVER        147,000        0
INVESTOOLS INC        COMMON     46145P103    1,486,660     181,300    N      X                        EVER        181,300        0
IMPCO
  TECHNOLOGIES INC    OTC EQ     45255W106    1,662,600     255,000    N      X                        EVER        255,000        0
IMMUNICON CORP        OTC EQ     45260A107      302,250      75,000    N      X                        EVER         75,000        0
GARTNER GROUP
  INC NEW - CL        COMMON     366651107    2,999,250     215,000    N      X                        EVER        215,000        0
***KYOCERA
  CORP ADR            COMMON     501556203      881,300      10,000    N      X                        EVER         10,000        0
LIBERTY
  MEDIA CORP          COMMON     530718105   36,215,952   4,411,200    N      X                        EVER      4,411,200        0
LIBERTY GLOBAL INC    OTC EQ     530555101    6,652,750     325,000    N      X                        EVER        325,000        0
LIBERTY GLOBAL INC    OTC EQ     530555309    7,406,250     375,000    N      X                        EVER        375,000        0
LEARNING TREE
  INTERNATIONA        OTC EQ     522015106   10,605,000     875,000    N      X                        EVER        875,000        0
MDC PARTNERS
  INC NEW CL A        OTC EQ     552697104    5,940,424     695,600    N      X                        EVER        695,600        0
MEDAREX INC           OTC EQ     583916101    5,684,600     430,000    N      X                        EVER        430,000        0
MOTIENT CORP          OTC EQ     619908304    2,000,000     100,000    N      X                        EVER        100,000        0
NEW HORIZONS
  WORLDWIDE INC       OTC EQ     645526104      244,000     400,000    N      X                        EVER        400,000        0
BLUE NILE INC         OTC EQ     09578R103    7,038,000     200,000    N      X                        EVER        200,000        0
PDL BIOPHARMA
  INC                 OTC EQ     69329Y104    9,840,000     300,000    N      X                        EVER        300,000        0
PROQUEST COMPANY      COMMON     74346P102    4,425,591     206,900    N      X                        EVER        206,900        0
PRIMEDIA INC          COMMON     74157K101      569,250     275,000    N      X                        EVER        275,000        0
QLT INC               OTC EQ     746927102    3,076,000     400,000    N      X                        EVER        400,000        0
RF INDUSTRIES
  LTD                 OTC EQ     749552105      207,000      33,441    N      X                        EVER         33,441        0
REPUBLIC
  SERVICES INC        COMMON     760759100   52,249,041   1,229,100    N      X                        EVER      1,229,100        0
SPRINT NEXTEL
  CORPORATION         COMMON     852061100   25,840,000   1,000,000    N      X                        EVER      1,000,000        0
STRATEGIC
  DIAGNOSTICS INC     OTC EQ     862700101    1,162,000     350,000    N      X                        EVER        350,000        0
SUPPORT.COM INC       OTC EQ     868587106      221,500      50,000    N      X                        EVER         50,000        0
GREENFIELD
  ONLINE INC          OTC EQ     395150105      599,000     100,000    N      X                        EVER        100,000        0
TIME WARNER INC       COMMON     887317105   15,111,000     900,000    N      X                        EVER        900,000        0
VERISIGN INC          OTC EQ     92343E102   11,995,000     500,000    N      X                        EVER        500,000        0
WASTE
  CONNECITONS INC     COMMON     941053100   19,905,000     500,000    N      X                        EVER        500,000        0
WILLIAMS
  COMPANIES INC       COMMON     969457100   79,143,000   3,700,000    N      X                        EVER      3,700,000        0
WASTE MANAGEMENT
  INC NEW             COMMON     94106L109    7,060,000     200,000    N      X                        EVER        200,000        0
WATSON
  PHARMACEUTICALS
  INC                 COMMON     942683103   12,933,000     450,000    N      X                        EVER        450,000        0